Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Cash consideration	$ 57,629	$ 26,968
Issuance costs	$ 4,455	$ 2,501